Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Subclassifications of assets, liabilities and equities [abstract]
Cash	€ 701	€ 661	€ 472
Cash equivalents	8,726	6,264	9,843
Cash and cash equivalents	9,427	6,925	10,315	[1],[2]	€ 10,273
Cash equivalents, money market mutual funds	5,304	3,189	7,207
Cash equivalents, term deposits	2,211	2,014	1,346
Cash equivalents, commercial paper	446	357	505
Cash equivalent, captive insurance and reinsurance companies	€ 456	€ 505	€ 556

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).